Debt (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified			0 Months Ended		0 Months Ended	3 Months Ended					1 Months Ended		1 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Oct. 15, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member]	Sep. 30, 2008 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member]	Oct. 15, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Class A [Member]	Dec. 28, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Class A [Member]	Sep. 30, 2008 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 [Member] Class A [Member]	Sep. 27, 2008 2016 Notes [Member]	Jun. 30, 2012 2016 Notes [Member] Prior To Credit Rating Adjustment [Member]	Jun. 30, 2012 2016 Notes [Member] After Credit Rating Adjustment [Member]	Jun. 30, 2012 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Dec. 28, 2013 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Oct. 31, 2008 GO Zone Tax-Exempt Bonds Due October 2033 [Member]	Dec. 28, 2013 GO Zone Tax-Exempt Bonds Due October 2033 [Member]	Dec. 28, 2013 Standby Letters of Credit [Member]	Dec. 28, 2013 Bilateral Letters Of Credit [Member]
Debt Instrument [Line Items]
Amount available under credit facility	$ 1,000,000,000
Amount available for borrowing under credit facility	964,000,000
Letters of credit issued amount															36,000,000	146,000,000
Debt instrument, face amount				458,000,000							1,000,000,000
Interest rate				3.25%				6.60%			4.50%	4.50%
Repayments of Long-term Debt			458,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					11.7
Stock Redeemed or Called During Period, Shares					11.7
Shares able to be purchased through warrants							27
Exercise price of warrants, per share							22.13
Increase in stock price that would result in the issuance of additional stock						10.00%
Conversion price factoring convertible note hedge and warrant transactions, per share						$ 22.13
Additional stock issuance if increase in share price of ten percent						2.5
Share Price						$ 33.47
Additional Stock Issuance Required if Warrants are Exercised at Price Equal to Period End Closing Share Price						9.2
Interest rate at period end									6.85%	6.60%				0.05%
Debt Instrument, Unamortized Discount	5,000,000	6,000,000									5,000,000
Issue price percent of face value											99.458%
Proceeds from Issuance of Unsecured Debt											995,000,000
Payments of Debt Issuance Costs											9,000,000
Proceeds from the sale of Gulf Opportunity Zone tax-exempt bonds													100,000,000
Syntroleum Corporation Responsibility of Guarantee														50.00%
Syntroleum Corporation Maximum Guarantee Responsibility														$ 50,000,000